Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

April 12, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Filing Desk

Re:	ClearBridge Energy MLP Fund Inc.

Dear Sir or Madam:

On behalf of ClearBridge Energy MLP Fund Inc. (the “Fund”), we hereby submit for filing by direct electronic transmission the Fund’s Notification of Registration on Form N-8A under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended.

Any questions or communications concerning the enclosed materials should be directed to Sarah Cogan of this firm at 212-455-3575 or Rafael Vasquez of this firm at 212-455-3566.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

Enclosures

cc:	William J. Renahan